Share-Based Compensation - Schedule of Activities for Stock Options (Details) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 CNY (¥) $ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares shares		Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2025 CNY (¥) shares
Employees, Directors and Non-employee Directors
Options Outstanding
Balance at the beginning of the period (in shares)		12,017,000	17,857,000	21,862,000
Granted (in shares)		0	0	8,695,000	[1]
Exercised (in shares)		(5,419,000)	(3,506,000)	(1,927,000)
Cancelled/forfeited (in shares)		(1,134,000)	(2,334,000)	(10,773,000)
Balance at the end of the period (in shares)		5,464,000	12,017,000	17,857,000		21,862,000
Vested and expected to vest at the end of the period (in shares)							5,264,000
Exercisable at the end of the period (in shares)							3,972,000
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share) | $ / shares		$ 0.8351	$ 0.8850	$ 0.6894
Exercise Price | $ / shares	[1]			1.2697
Exercised (in dollars per share) | $ / shares		0.585	0.6104	0.4644
Cancelled/forfeited (in dollars per share) | $ / shares		1.1573	1.475	0.7456
Balance at the end of the period (in dollars per share) | $ / shares		1.0084	$ 0.8351	$ 0.8850		$ 0.6894
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares		1.0004
Exercisable at the end of the period (in dollars per share) | $ / shares		$ 0.8625
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)		5 years 11 months 26 days	6 years 6 months 10 days	7 years 5 months 4 days		7 years 10 months 20 days
Vested and expected to vest at the end of the period, weighted average remaining contractual life		5 years 11 months 26 days
Exercisable at the end of the period, weighted average remaining contractual life		5 years 5 months 4 days
Aggregate Intrinsic Value | ¥			$ 178,662	$ 38,242		$ 69,878	¥ 27,830
Vested and expected to vest at the end of the period, Aggregate intrinsic value | ¥							25,844
Exercisable at the end of the period, Aggregate intrinsic value | ¥							¥ 24,234
Non-employees
Options Outstanding
Balance at the beginning of the period (in shares)		250,000	250,000	250,000
Exercised (in shares)		(250,000)
Balance at the end of the period (in shares)			250,000	250,000		250,000
Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Balance at the end of the period (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Weighted average remaining contractual life (in years)			2 years 6 months 29 days	3 years 6 months 29 days		4 years 6 months 29 days
Aggregate Intrinsic Value | ¥			$ 5,211	$ 1,629		$ 1,654

[1]	No stock options were granted to non-employee directors for the years presented.